INCOME TAXES - OPERATING LOSS CARRYFORWARDS (Details) - Dec. 31, 2016	USD ($)	CNY (¥)
PRC Subsidiaries
Income taxes
Net tax operating losses	$ 9,570,000	¥ 66,445,090